Schedule of Investments (unaudited) September 30, 2023	BlackRock LifePath® Dynamic 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 88.8%
BlackRock Advantage Emerging Markets Fund, Class K	795,177	$7,252,019
BlackRock Tactical Opportunities Fund, Class K	540,305	7,818,209
Diversified Equity Master Portfolio	$79,543,513	79,543,513
International Tilts Master Portfolio	$20,076,237	20,076,237
iShares Developed Real Estate Index Fund, Class K	540,724	4,525,857
iShares MSCI EAFE Small-Cap ETF(b)	129,104	7,290,503

		126,506,338

Fixed-Income Funds — 4.2%
BlackRock Diversified Fixed Income Fund	6,790	62,876
BlackRock High Yield Bond Portfolio, Class K	212,020	1,422,657
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	29,803	3,040,502
iShares TIPS Bond ETF(b)	14,488	1,502,695

		6,028,730

Security	Shares	Value

Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)	11,220,563	$11,223,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.31%(c)	10,049,744	10,049,744

		21,273,673

Total Investments — 108.0% (Cost: $130,997,085)		153,808,741

Liabilities in Excess of Other Assets — (8.0)%		(11,368,359)

Net Assets — 100.0%		$142,440,382

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares/ Investment Value Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$7,068,394	$43,572		$—		$—	$140,053	$7,252,019	795,177	$43,573		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	7,520,313	3,702,514	(a)	—		1,475	(373)	11,223,929	11,220,563	8,078	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	4,925,239	5,124,505	(a)	—		—	—	10,049,744	10,049,744	161,738		—

BlackRock Diversified Fixed Income Fund	—	67,833		—		—	(4,957)	62,876	6,790	1,931		—

BlackRock High Yield Bond Portfolio, Class K	1,337,245	72,168		—		—	13,244	1,422,657	212,020	89,010		—

BlackRock Tactical Opportunities Fund, Class K	6,356,244	1,408,301		—		—	53,664	7,818,209	540,305	308,831		—

Diversified Equity Master Portfolio	71,371,959	—		(277,169	)(a)(c)	4,807,856	3,640,867	79,543,513	$79,543,513	978,079		—

International Tilts Master Portfolio	21,042,731	—		(2,408,314	)(a)(c)	946,575	495,245	20,076,237	$20,076,237	494,600		—

iShares Developed Real Estate Index Fund, Class K	3,527,378	1,463,976		(229,000)		(50,247)	(186,250)	4,525,857	540,724	68,317		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	3,142,130	—		—		—	(101,628)	3,040,502	29,803	85,525		—

iShares MSCI EAFE Small-Cap ETF	7,291,794	—		—		—	(1,291)	7,290,503	129,104	129,009		—

iShares TIPS Bond ETF	1,019,482	509,305		—		—	(26,092)	1,502,695	14,488	19,701		—

						$5,705,659	$4,022,482	$153,808,741		$2,388,392		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

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Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSE 60 Index	21	12/14/23	$3,637	$(107,505)
MSCI EAFE Index	30	12/15/23	3,062	(91,136)
MSCI Emerging Markets Index	129	12/15/23	6,163	(150,923)
Russell 2000 E-Mini Index	43	12/15/23	3,867	(106,047)
S&P 500 Micro E-Mini Index	58	12/15/23	1,254	(52,271)
U.S. Long Bond	21	12/19/23	2,391	(125,378)
Ultra U.S. Treasury Bond	3	12/19/23	357	(106)

				$(633,366)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	2,022,518	USD	1,294,952	Goldman Sachs International	12/20/23	$8,921

CAD	1,791,393	USD	1,313,741	Barclays Bank PLC	12/20/23	6,787

CAD	4,791,444	USD	3,513,903	Deutsche Bank AG	12/20/23	18,117

USD	221,778	EUR	206,000	Barclays Bank PLC	12/20/23	3,186

						37,011

EUR	2,580,874	USD	2,778,737	Barclays Bank PLC	12/20/23	(40,104)

						$(3,093)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency

1-Day SOFR plus 0.25%, 5.31%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	11/11/23	USD	2,855	$(163,511)	$—	$(163,511)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$26,886,588	$—	$—	$26,886,588
Fixed-Income Funds	6,028,730	—	—	6,028,730
Money Market Funds	21,273,673	—	—	21,273,673

	$54,188,991	$—	$—	54,188,991

Investments Valued at NAV(a)				99,619,750

				$153,808,741

Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$—	$37,011	$—	$37,011
Liabilities
Equity Contracts	(507,882)	(163,511)	—	(671,393)
Foreign Currency Exchange Contracts	—	(40,104)	—	(40,104)
Interest Rate Contracts	(125,484)	—	—	(125,484)

	$(633,366)	$(166,604)	$—	$(799,970)

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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